Commitments And Contingent Liabilities (Future Minimum Lease Commitments) (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2015	$ 65,540
2016	49,142
2017	28,311
2018	21,001
2019	98,660
Future minimum lease commitments, total	$ 262,654